SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation. We prepare our unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"). These principles are established by the Financial Accounting Standards Board. We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenue and expense, and disclosure of contingencies. Although management believes these estimates are reasonable, actual results could differ from its estimates.
For the purposes of these unaudited condensed consolidated financial statements, SMLP's results of operations reflect the Partnership's operations subsequent to the IPO and the results of the Predecessor for the period prior to the IPO. The unaudited condensed consolidated financial statements also retrospectively reflect Bison Midstream's results of operations. Because the Bison Drop Down was executed between entities under common control, SMLP recognized the consolidation of Bison Midstream at SMP Holdings' historical cost which reflected SMP Holdings' recent fair value accounting for the acquisition of BTE. Additionally, due to the common control aspect, we accounted for the Bison Drop Down on an “as if pooled” basis for all periods in which common control existed. Common control began concurrent with the acquisition of BTE. See Note 12 for additional information. The unaudited condensed consolidated financial statements include the assets, liabilities, and results of operations of SMLP or the Predecessor and their respective wholly owned subsidiaries. All intercompany transactions among the consolidated entities have been eliminated. In our opinion, the accompanying unaudited condensed consolidated financial statements include all adjustments consisting of normal recurring accruals necessary for a fair presentation of the results of operations for the three months ended March 31, 2013 and 2012.
These unaudited condensed consolidated financial statements have been prepared pursuant to the rules and the regulations of the Securities and Exchange Commission. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations, although the Partnership believes that the disclosures made are adequate to make the information not misleading. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto that are included in our 2012 Annual Report. The results of operations for an interim period are not necessarily indicative of results expected for a full year.
We conduct our operations in the midstream sector with three operating segments. However, due to their similar characteristics and how we manage our business, we have aggregated these segments into a single reportable segment for disclosure purposes. The assets of our reportable operating segment consist of natural gas gathering systems and related plant and equipment.

Reclassification
Reclassifications. Certain reclassifications have been made to prior-year amounts to conform to current-year presentation. These reclassifications had no impact on net income or total partners' capital or membership interests.

Fair Value of Financial Instruments	Fair Value of Financial Instruments. The carrying amount of cash and cash equivalents, accounts receivable, and accounts payable approximates fair value due to their short-term maturities.
Revenue Recognition
Revenue Recognition. We generate the majority of our revenue from the natural gas gathering services that we provide to our natural gas producer customers. We also generate revenue from our marketing of natural gas and natural gas liquids ("NGLs"). We realize revenues by receiving fees from our producer customers or by selling the residue natural gas and NGLs.
We recognize revenue earned from gathering services in gathering services and other fees revenue. We also earn revenue from the sale of physical natural gas purchased from our customers under percentage-of-proceeds arrangements. These revenues are recognized in natural gas, NGLs and condensate sales and other with corresponding expense recognition in cost of natural gas and NGLs. We sell the natural gas that we retain from our DFW Midstream customers to offset the power expenses of the electric-driven compression on the DFW Midstream system. We also sell condensate retained from our gathering services at Grand River Gathering. Revenues from the retainage of natural gas and condensate are recognized in natural gas, NGLs and condensate sales and other; the associated expense is included in operation and maintenance expense.
We recognize revenue when all of the following criteria are met: (i) persuasive evidence of an exchange arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) collectability is reasonably assured.
We obtain access to natural gas and provide services principally under contracts that contain one or both of the following arrangements:

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Fee-based arrangements. Under fee-based arrangements, we receive a fee or fees for one or more of the following services: natural gas gathering, compressing, and treating. Fee-based arrangements include natural gas purchase arrangements pursuant to which we purchase natural gas at the wellhead, or other receipt points, at a settled price at the delivery point less a specified amount, generally the same as the fees we would otherwise charge for gathering of natural gas from the wellhead location to the delivery point. The margins earned are directly related to the volume of natural gas that flows through the system.

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Percent-of-proceeds arrangements. Under percent-of-proceeds arrangements, we generally purchase natural gas from producers at the wellhead, or other receipt points, gather the wellhead natural gas through our gathering system, treat the natural gas, and sell the natural gas to a third party for processing. We then remit to our producers an agreed-upon percentage of the actual proceeds received from sales of the residue natural gas and NGLs. Certain of these arrangements may also result in returning all or a portion of the residue natural gas and/or the NGLs to the producer, in lieu of returning sales proceeds.

Many of our natural gas gathering agreements provide for a monthly or annual minimum volume commitment ("MVC") from certain of our customers. Under these monthly or annual MVCs, our customers agree to ship a minimum volume of natural gas on our gathering systems or to pay a minimum monetary amount over certain periods during the term of the MVC. A customer must make a shortfall payment to us at the end of the contract month or year, as applicable, if its actual throughput volumes are less than its MVC for that month or year. Certain customers are entitled to utilize shortfall payments to offset gathering fees in one or more subsequent periods to the extent that such customer's throughput volumes in subsequent periods exceed its MVC for that period. These contract provisions range from 12 months to nine years.
We record customer billings for obligations under their MVCs as deferred revenue when the customer has the right to utilize shortfall payments to offset gathering fees in subsequent periods. We recognize deferred revenue under these arrangements in revenue once all contingencies or potential performance obligations associated with the related volumes have either (i) been satisfied through the gathering of future excess volumes of natural gas, or (ii) expired (or lapsed) through the passage of time pursuant to the terms of the applicable natural gas gathering agreement. We classify deferred revenue as short term for arrangements where the expiration of a customer's right to utilize shortfall payments is twelve months or less. As of March 31, 2013, our customers have been billed $17.2 million of shortfall payments, of which $2.4 million was included in accounts receivable, attributable to arrangements that provide the customer the ability to offset gathering fees in the next one month to nine years to the extent that a customer's throughput volumes exceed its MVC.

Unit Based Compensation
Unit-Based Compensation. For awards of unit-based compensation, we determine a grant date fair value and recognize the related compensation expense, adjusted for expected forfeitures, in the statement of operations over the vesting period of the respective awards. See Note 8 for additional information.

Income Taxes
Income Taxes. We are not subject to federal and state income taxes, except as noted below, because we are structured as a partnership. As a result, our unitholders or members are individually responsible for paying federal and state income taxes on their share of our taxable income.
In general, legal entities that are chartered, organized or conducting business in the state of Texas are subject to the Revised Texas Franchise Tax (the "Texas Margin Tax"). The Texas Margin Tax has the characteristics of an income tax because it is determined by applying a tax rate to a tax base that considers both revenues and expenses. Our financial statements reflect provisions for these tax obligations.

Earnings per Unit
Earnings Per Unit ("EPU"). We present earnings per limited partner unit data only for periods subsequent to the closing of SMLP’s IPO in October 2012. EPU for periods ended prior to the IPO have not been presented because Summit Investments' members held membership interests and not units.
We determine EPU by dividing the net income that is attributed, in accordance with the net income and loss allocation provisions of the partnership agreement, to the common and subordinated unitholders under the two-class method, after deducting the general partner's 2% interest in net income and any incentive distributions paid to the general partner, by the weighted-average number of common and subordinated units outstanding during the period from January 1, 2013 to March 31, 2013. Diluted earnings per limited partner unit reflects the potential dilution that could occur if securities or other agreements to issue common units, such as unit-based compensation, were exercised, settled or converted into common units. When it is determined that potential common units resulting from an award subject to performance or market conditions should be included in the diluted earnings per limited partner unit calculation, the impact is reflected by applying the treasury stock method.

Comprehensive Income	Comprehensive Income. Comprehensive income is the same as net income for all periods presented.
Environmental Matters
Environmental Matters. We are subject to various federal, state and local laws and regulations relating to the protection of the environment. Although we believe that we are in material compliance with applicable environmental regulations, the risk of costs and liabilities are inherent in pipeline ownership and operation. Liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines, and penalties and other sources are charged to expense when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. There are no such liabilities reflected in the accompanying financial statements at March 31, 2013 or December 31, 2012. However, we can provide no assurances that significant costs and liabilities will not be incurred by the Partnership in the future. We are currently not aware of any material contingent liabilities that exist with respect to environmental matters.

Recent Accounting Pronouncements
Recent Accounting Pronouncements. Accounting standard setters frequently issue new or revised accounting rules. We review new pronouncements to determine the impact, if any, on our financial statements. There are currently no recent pronouncements that have been issued that we believe will materially affect our financial statements.